STAGECOACH FUNDS, INC.

                       Short-Intermediate U.S. Government Income Fund

                          Class A, Class B and Institutional Class

                           Supplement dated March 4, 1999 to the
                           Prospectuses dated November 15, 1998
                                          and
                           Supplement dated March 4, 1999 to the
                   Statement  of  Additional  Information  for the
                              Class A and Class B Shares
                               DATED  NOVEMBER 15, 1998
                                         AND
                         SUPPLEMENTED ON DECEMBER 31, 1998
                                         and
                         Supplement dated March 4, 1999 to the
                         Statement of Additional Information for
                               Institutional Class Shares
                              dated November 15, 1998


         Effective March 1, 1999, Paul Single is responsible as portfolio manager for the day-to-day management of the Short-Intermediate U.S. Government Income Fund, and Jacqueline Flippin is responsible as co-manager for the day-to-day management of this Fund.





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                     [MORRISON & FOERSTER LLP LETTERHEAD]


                                  March 4, 1999


                                                    Writer's Direct Dial Number
                                                          (202) 887-1537
Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

              Re:    Stagecoach Funds, Inc.
                     Registration Nos. 33-42927; 811-6419

Ladies and Gentlemen:

     In connection with the registration of Stagecoach Funds, Inc. under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated March 4, 1999 to the Prospectuses dated November 15, 1999 for the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the "Fund"), and the Statement of Additional Information dated November 15, 1998 for the Class A and Class B shares, as supplemented on December 31, 1998, and the Statement of Additional Information dated November 15, 1998 for the Institutional Class shares.

     This supplement is being filed to disclose changes to the portfolio managers for the Fund.

     If you have any questions, please contact the undersigned at the number indicated above.

                                Very truly yours,

                               /s/ Janis E. Fonda

                                Janis E. Fonda